HEDGING ACTIVITIES - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Derivatives designated as hedging instruments	€ 46	€ 13
Derivatives not designated as hedging instruments	0	2
Total assets	46	15
Liabilities:
Derivatives designated as hedging instruments	77	40
Derivatives not designated as hedging instruments	0	1
Total liabilities	77	41
Commodity contracts | Current derivative assets
Assets:
Derivatives not designated as hedging instruments	0	2
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	0	1
Commodity contracts | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	6	3
Commodity contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	13	4
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	9	4
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	24	17
Deal contingent forward | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	24	0
Foreign currency contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	3	6
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	6	9
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	€ 38	€ 10